Business Acquisitions - Acquisition of Nuuvera Corp. (Details) - Nuuvera Corp	Mar. 23, 2018 CAD ($) USD ($) $ / shares shares
Business Acquisitions
Percentage of voting interest acquired	100.00%
Total consideration in cash | $ / shares	$ 0.62
Shares issued per share | $ / shares	$ 0.3546
Consideration paid
Cash	$ 54,604,000
Shares issued
Number of shares	31,226,910	[1]
Share price | $ / shares	$ 13.17	[1]
Amount	$ 411,258,000	[1]
Warrants outstanding
Number of warrants | shares	1,345,866	[2]
Warrants amount	$ 1,015,000	[2]
Replacement options issued
Number of options | shares	1,280,330	[1]
Option amount	$ 12,133,000	[1]
Fair value of previously held investment	$ 479,010,000
Shares held by Aphria
Number of shares | shares	1,878,738	[1]
Share Price | $ / shares	$ 14.92	[1]
Amount	$ 28,028,000	[1]
Consideration paid other than previously held investment	$ 28,271,000
Warrants held by Aphria
Number of shares | shares	322,365	[2]
Amount	$ 243,000	[2]
Total consideration paid	507,281,000
Current assets
Cash and cash equivalents	35,033,000
Accounts receivable	464,000
Prepaids and other current assets	1,142,000
Inventory	401,000
Long-term assets
Capital assets	4,743,000
Intellectual property, trademarks & brands	3,700,000
Licences, permits & applications	131,600,000
Goodwill	377,221,000
Total assets	554,304,000
Current liabilities
Accounts payable and accrued liabilities	11,000,000
Long-term liabilities
Deferred tax liability	36,023,000
Total liabilities	47,023,000
Total net assets acquired	$ 507,281,000
Risk-free rate (as a percent)	2.19%
Volatility (as a percent)	30.00%
Forfeiture rate (as a percent)	0.00%
Dividend yield (as a percent)	0.00%
Net income and comprehensive net income within the prior year for the Company would have been higher, if the acquisition had taken place	$ 19,611,000
Transaction costs	$ 3,439,000
Minimum
Long-term liabilities
Expected life	1 year
Exercise price (in Canadian dollars per share)	$ 2.52
Maximum
Long-term liabilities
Expected life	10 years
Exercise price (in Canadian dollars per share)	$ 20.30

[1]	Share price based on the price of the shares on March 23, 2018; shares held by Aphria include the cash consideration paid.
[2]	Options and warrants are valued using the Black-Scholes option pricing model using the following assumptions: the risk-free rate of 2.19%; expected life of 1 10 years; volatility of 30% based on volatility used for similar instruments on the open market; forfeiture rate of nil; dividend yield of nil; and the exercise price of $2.52 - $20.30.